INTANGIBLE ASSETS - Schedule of License Value Net of Amortization (Details) - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	May 31, 2017
Amortization expense	$ 1,599
License asset agreement, net of amortization	175,401
Patent
Investment in license	177,000
Amortization expense	1,599
License asset agreement, net of amortization	$ 175,401
Estimated Useful Life	19 years 135 days